CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Common units public [Member]
General Partners' Capital Account, Units Issued	17,639,039	11,040,000
General Partners' Capital Account, Units Outstanding	17,639,039	11,040,000
Common units Hoegh LNG [Member]
General Partners' Capital Account, Units Issued	2,116,060	2,116,060
General Partners' Capital Account, Units Outstanding	2,116,060	2,116,060
Subordinated units [Member]
General Partners' Capital Account, Units Issued	13,156,060	13,156,060
General Partners' Capital Account, Units Outstanding	13,156,060	13,156,060